SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS OF OPERATING LEASE LIABILITY (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Year ended December 31, 2021	$ 15,732	$ 15,732
Total minimum lease payments	$ 15,372	$ 15,372